Share Option - Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	22,168
Exercise price	₩ 246,750
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022
Vesting conditions	2 years' service from the grant date
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 24, 2017
Types of shares to be issued	66,504 of registered common shares
Grant method	Reissue of treasury shares sha
Number of shares	22,168
Exercise price	₩ 266,490
Exercise period	Mar. 25, 2020 ~ Mar. 24, 2023
Vesting conditions	3 years' service from the grant date
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	22,168
Exercise price	₩ 287,810
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	4 years' service from the grant date